Stockholders' equity (Details) - USD ($)				6 Months Ended
	Mar. 23, 2020	Sep. 19, 2018	Sep. 27, 2017	Jun. 30, 2020
Stock Issued During Period, Shares, Issued for Services	35,592	150,000
Stock Issued During Period, Value, Issued for Services	$ 33,812	$ 243,000		$ 33,812
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,078,045
Description Warrants Exercise Term				The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company's common shares.
Class of Warrant or Right, Outstanding				1,078,045
Weighted Average Remaining Life of Warrants				2 years 6 months
Proceeds from Warrant Exercises				$ 0
Investor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.25
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			132,391
Term of Warrant			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.675